Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Current	$ 3,696	$ 2,810
Non-current	13,799	11,185
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	8,810	6,977
Increases to existing and new provisions	564	731
Exchange translation	76	(19)
Released during the year	(157)	(43)
Amortisation of discounting impacting net finance costs	380	356
Utilisation	(321)	(258)
Exchange variations impacting foreign currency translation reserve	3	(1)
Acquisition of subsidiaries and operations	179
Divestment and demerger of subsidiaries and operations	(81)
At the end of the financial year	11,910	8,810
Current	591	373
Non-current	11,319	8,437
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,636
Change in estimate	1,974	1,255
Exchange translation	483	(188)
At the end of the financial year	9,279	6,636
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,174
At the end of the financial year	$ 2,631	$ 2,174